Product Warranty	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Product Warranties Disclosures [Abstract]
PRODUCT WARRANTY

8. PRODUCT WARRANTY

Movement of product warranty was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Balance at beginning of the period	$17,358	$25,543	$18,416	$19,356
Provided for new sales during the period	1,517	1,498	2,468	3,761
Provided for pre-existing legacy product	—	34,055	—	40,849
Utilized during the period	(313)	(9,229)	(2,322)	(12,099)
Balance at end of the period	$18,562	$51,867	$18,562	$51,867

Warranty provisions are based upon historical experience. Changes in provisions related to pre-existing legacy products were made based on actual claims and intensive testing and analysis on the legacy products. In 2021, as a result of the increases in the repairing cost and frequency of claims with respect to a legacy product sold in 2017 and 2018, the Company conducted intensive experiments and a root cause analysis, which was completed in October 2021. The Company concluded that a component purchased from a supplier was not meeting the Company’s performance standards. As a result, the Company expects that the impacted legacy products sold will need to be replaced before the expiration of the warranty term. This reassessment resulted in a change in estimate for additional accrual of $34.1 million for such legacy product sold. As the component was not incorporated into other products, no additional accrual was made to other existing products sold. The Company is in negotiation with the supplier for compensation and will take legal action if necessary.

	December 31, 2020	September 30, 2021
Product warranty – current	$4,296	$18,690
Product warranty – non-current	15,060	33,177
Total	$19,356	$51,867

10. PRODUCT WARRANTY

Movement of product warranty was as follows:

	December 31, 2019	December 31, 2020
Balance at beginning of the year	$16,565	$18,416
Provided during the year	3,501	3,477
Utilized during the year	(1,650)	(2,537)
Balance at end of the year	$18,416	$19,356
Product warranty – current	$3,723	$4,296
Product warranty – non-current	14,693	15,060

The warranty costs recorded were $8,342, $3,501 and $3,477 during the years ended December 31, 2018, 2019 and 2020, respectively.